Allowance for Doubtful Accounts (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Trade Accounts Receivable [Roll Forward]
Balance at beginning of the period		$ 19,338	$ 16,802	$ 10,668
Provision charged to expense		2,679	5,737	8,861
Write-offs, net of recoveries		(2,360)	(2,039)	(1,935)
Charged to other accounts	[1]	(962)	(1,162)	(792)
Balance at end of the period		$ 18,695	$ 19,338	$ 16,802

[1]	Primarily includes the effect of foreign currency translation adjustments for the Company's subsidiaries with functional currencies other than the USD.